Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated compensation expense		$ 0	$ 0	$ 0
2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan	2.50%
Share-based compensation expense		27	129	327
Related income tax (expense) benefit		2,763	966	75
Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share units		514	1,026	1,773
Phantom RSU award | Phantom RSU award plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 15,586	$ 7,448	$ 3,452
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		60,424	116,223	251,623
Number of shares pending issuance in connection with partial vesting (in shares)		8,084
Value of shares pending for issuance in connection with partial vesting		$ 59
Common stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period (in shares)		60,424	116,223	251,623
Accumulated compensation expense		$ 514	$ 1,024	$ 1,766
Second anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Third anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fourth anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth anniversary of grant date | Restricted share units | 2011 equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%